CONDENSED CONSOLIDATED STATEMENT OF UNITHOLDERS' CAPITAL (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Statement of Unitholders' Capital [Abstract]
Underwriting discounts and expenses	$ 29,819